FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Detail) - Level 3 - Private Placement Warrants	Jun. 30, 2021 yr
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	1.95
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	9.91
Strike price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.50
Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	90
Expected life of the option to convert (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	5.25
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	26.00
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.91